HISTORY, BUSINESS PURPOSE, LIQUIDITY AND GOING CONCERN	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Accounting Policies [Abstract]
HISTORY, BUSINESS PURPOSE, LIQUIDITY AND GOING CONCERN

NOTE A – HISTORY, BUSINESS PURPOSE, LIQUIDITY AND GOING CONCERN

RetinalGenix Technologies Inc. (the “Company”), a Delaware corporation, was formed in November 2017 by Sanovas Ophthalmology, LLC (“Sanovas Ophthalmology”), a majority owned subsidiary of Sanovas Inc. (“Sanovas”), a privately held research and development incubator. At March 31, 2022, Sanovas Ophthalmology owned a majority of the outstanding stock of the Company. During the three months ended March 31, 2022 and year ended December 31, 2021, substantially all of the operations of the Company were conducted by Sanovas, who invoices the Company for costs and expenses paid for on behalf of the Company and costs and expenses allocated to the Company for services performed on behalf of the Company.

The Company was formed to develop technologies to diagnose and treat optical disorders. The Company sublicensed certain technology initially developed by Sanovas from Sanovas Ophthalmology – See Note C. Since 2018, the Company has been developing its screening device and home monitoring and physician alert system.

In October 2021, the Company filed a registration statement on Form S-1 (the “Registration Statement”) with the Securities and Exchange Commission pursuant to which it registered for resale shares of common stock, including shares of common stock issuable upon exercise of outstanding options and warrants. The Company did not raise any cash from the resale of the securities offered by the Registration Statement, and accordingly, the previously deferred offering costs were applied against the proceeds of the shares of common stock sold in 2021 pursuant to the Company’s previous private offering of securities.

On October 8, 2019, the Company entered into an option exchange agreement (the “Option Exchange Agreement”) with Diopsys, Inc. (“Diopsys”) pursuant to which the Company shall issue Diopsys an option to purchase up to 10% of its issued and outstanding shares of common stock and Diopsys shall grant the Company an option to purchase up to 10% of the issued and outstanding shares of common stock of Diopsys on the Closing Date (the “Option Exchange”). “Closing Date” means a date that is within 30 days of the date that all of the contingencies set forth in the Option Exchange Agreement are satisfied including, but not limited to, approval of a product by the U.S. Food and Drug Administration. In addition, pursuant to the Option Exchange Agreement, upon the closing of the Option Exchange, the Company shall enter into an exclusive distribution agreement with Diopsys pursuant to which Diopsys shall act as the Company’s exclusive distributor of such product. On February 14, 2022, the Company entered into a Termination of Option Exchange Agreement (the “Termination Agreement”) with Diopsys pursuant to which the prior Option Exchange Agreement between the Company and Diopsys dated October 8, 2019 (the “Option Exchange Agreement”) was terminated effective immediately and of no further force and effect, and neither party has any past, current or future obligations or liabilities to the other (or any other person or entity) with respect to any rights, obligations or any of the transactions contemplated in the Option Exchange Agreement. At the time of such termination, none of the conditions in the Option Exchange Agreement were satisfied and no options thereunder had been issued to either the Company or Diopsys. In addition, the Exclusive Distribution Agreement to be entered into between the Company and Diopsys and referred to in the Option Exchange Agreement has not been negotiated and as of the first quarter of 2022, there are no plans to move forward with Diopsys..

On December 27, 2021, RetinalGenix Technologies Inc. entered into an exchange agreement (the “Exchange Agreement”) with Sanovas Ophthalmology pursuant to which the Company exchanged 28,014,540 shares of common stock held by Sanovas Ophthalmology for a pre-funded warrant (the “Pre-funded Warrant”) to purchase up to an aggregate of 28,014,540 shares of the Company’s common stock. The Pre-funded Warrant is immediately exercisable at an exercise price of $0.0001 per share and terminates when exercised in full.

Liquidity and Going Concern

The Company has had net losses since inception and has an accumulated deficit of approximately $5.5 million at March 31, 2022. The Company has minimal cash at March 31, 2022 and remains dependent on Sanovas for much of its operations. The Company expects that operating losses and negative cash flows from operations will occur for at least the next several years, and the Company will need to access additional funds to achieve its strategic goals with respect to the sublicensed technology. Sanovas has paid most of the Company’s operating expenses through March 2022.

The Company commenced private offerings of shares of its common stock raising net proceeds of approximately $1,083,000 in the year ended December 31, 2021, and $60,500 in the three months ended March 31, 2022 - See Note D. The Company also issued shares of its common stock to offset amounts due to Sanovas for payment of expenses on behalf of the Company of $390,358 in June 2021 and $353,432 in May 2022 (see Note H). In February 2021, the Company entered into an agreement with an investment banker to raise funds for the Company which lead to the private offering of shares mentioned above.

As of the date of this report, the Company does not have adequate resources to fund its operations through May 2023 without considering any potential future milestone payments that it may receive under any new collaborations that it may enter into in the future or any future capital raising transactions. The Company will need to raise additional funding to complete the development of its products and commence the market launch, assuming regulatory approval is obtained. The Company does not know whether additional financing will be available when needed, whether it will be available on favorable terms, or if it will be available at all. These factors raise substantial doubt about the Company’s ability to continue as a going concern. The financial statements do not include any adjustments that might result from the outcome of this uncertainty.

RETINALGENIX TECHNOLOGIES INC.

NOTES TO THE CONDENSED FINANCIAL STATEMENTS

(Unaudited)

NOTE A – HISTORY, BUSINESS PURPOSE, LIQUIDITY AND GOING CONCERN

RetinalGenix Technologies Inc. (the “Company”), a Delaware corporation, was formed in November 2017 by Sanovas Ophthalmology, LLC (“Sanovas Ophthalmology”), a majority owned subsidiary of Sanovas Inc. (“Sanovas”), a privately held research and development incubator. At December 31, 2021, Sanovas Ophthalmology owned a majority of the outstanding stock of the Company. During the years ended December 31, 2021 and 2020, substantially all of the operations of the Company were conducted by Sanovas, who invoices the Company for costs and expenses paid for on behalf of the Company and costs allocated to the Company for services performed on behalf of the Company.

The Company was formed to develop technologies to diagnose and treat optical disorders. The Company sublicensed certain technology initially developed by Sanovas from Sanovas Ophthalmology – See Note C. Since 2018, the Company has been developing its screening device and home monitoring and physician alert system.

In October 2021, the Company filed a registration statement on Form S-1 (the “Registration Statement”) with the Securities and Exchange Commission pursuant to which it registered for resale shares of common stock, including shares of common stock issuable upon exercise of outstanding options and warrants. The Company did not raise any cash from the resale of the securities offered by the Registration Statement, and accordingly, the previously deferred offering costs were applied against the proceeds of the shares of common stock sold in 2021 pursuant to the Company’s previous private offering of securities.

On October 8, 2019, the Company entered into an option exchange agreement (the “Option Exchange Agreement”) with Diopsys, Inc. (“Diopsys”) pursuant to which the Company shall issue Diopsys an option to purchase up to 10% of its issued and outstanding shares of common stock and Diopsys shall grant the Company an option to purchase up to 10% of the issued and outstanding shares of common stock of Diopsys on the Closing Date (the “Option Exchange”). “Closing Date” means a date that is within 30 days of the date that all of the contingencies set forth in the Option Exchange Agreement are satisfied including, but not limited to, approval of a product by the U.S. Food and Drug Administration. In addition, pursuant to the Option Exchange Agreement, upon the closing of the Option Exchange, the Company shall enter into an exclusive distribution agreement with Diopsys pursuant to which Diopsys shall act as the Company’s exclusive distributor of such product. On February 14, 2022, the Company entered into a Termination of Option Exchange Agreement (the “Termination Agreement”) with Diopsys pursuant to which the prior Option Exchange Agreement between the Company and Diopsys dated October 8, 2019 (the “Option Exchange Agreement”) was terminated effective immediately and of no further force and effect, and neither party has any past, current or future obligations or liabilities to the other (or any other person or entity) with respect to any rights, obligations or any of the transactions contemplated in the Agreement. At the time of such termination, none of the conditions in the Option Exchange Agreement were satisfied and no options thereunder had been issued to either the Company or Diopsys. In addition, the Exclusive Distribution Agreement to be entered into between the Company and Diopsys and referred to in the Option Exchange Agreement has not been negotiated and does not currently exist. However, the Company and Diopsys are continuing their discussions regarding the aforementioned Exclusive Distribution Agreement and working in good faith towards negotiation and execution of a definitive agreement with respect thereto.

On December 27, 2021, RetinalGenix Technologies Inc. entered into an exchange agreement (the “Exchange Agreement”) with Sanovas Ophthalmology pursuant to which the Company exchanged 28,014,540 shares of common stock held by Sanovas Ophthalmology for a pre-funded warrant (the “Pre-funded Warrant”) to purchase up to an aggregate of 28,014,540 shares of the Company’s common stock. The Pre-funded Warrant is immediately exercisable at an exercise price of $0.0001 per share.

Liquidity and Going Concern

The Company has had net losses since inception and has an accumulated deficit of approximately $5.1 million at December 31, 2021. The Company has minimal cash at December 31, 2021 and remains dependent on Sanovas for much of its operations. The Company expects that operating losses and negative cash flows from operations will occur for at least the next several years, and the Company will need to access additional funds to achieve its strategic goals with respect to the sublicensed technology. Sanovas has paid most of the Company’s operating expenses through December 2021.

The Company commenced private offerings of shares of its common stock raising net proceeds of approximately $1,395,000 in the year ended December 31, 2020, and $1,127,000 in the year ended December 31, 2021 - See Note D. The Company also issued shares of its common stock to offset amounts due to Sanovas for payment of expenses on behalf of the Company of $390,358 in June 2021 and $358,126 in July 2020.

In February 2020, the Company entered into an agreement with an investment banker to support fundraising or strategic transactions. This agreement was terminated in March 2021. In February 2021, the Company entered into a new agreement with an investment banker to raise funds for the Company which lead to the private offering of shares mentioned above. The Company will need to raise additional funding to complete the development of its products and commence the market launch, assuming regulatory approval is obtained. The Company does not know whether additional financing will be available when needed, whether it will be available on favorable terms, or if it will be available at all.

As of the date of this report, the Company does not have adequate resources to fund its operations through April 2023 without considering any potential future milestone payments that it may receive under any new collaborations that it may enter into in the future or any future capital raising transactions. These factors raise substantial doubt about the Company’s ability to continue as a going concern. The financial statements do not include any adjustments that might result from the outcome of this uncertainty.